Nationwide Life and Annuity Insurance Company: • Nationwide VL Separate Account – C

Prospectus supplement dated December 18, 2009
to Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
Effective December 11, 2009, the Credit Suisse Trust – International Equity Flex I Portfolio Sub-Account and the Credit Suisse Trust – International Equity Flex II Portfolio Sub-Account will merge into the Credit Suisse Trust – International Equity Flex III Portfolio Sub-Account.  As a result, if any of your contract value is invested in the Credit Suisse Trust – International Equity Flex I Portfolio Sub-Account and/or the Credit Suisse Trust – International Equity Flex II Portfolio Sub-Account, the contract value will be merged into the Credit Suisse Trust – International Equity Flex III Portfolio Sub-Account.  If any portion of your future purchase payment is allocated to the Credit Suisse Trust – International Equity Flex I Portfolio Sub-Account and/or Credit Suisse Trust – International Equity Flex II Portfolio Sub-Account, you should re-direct that allocation to another Sub-Account available under your contract.

Effective immediately, all references and information contained in the prospectus for your contract related to the Credit Suisse Trust – International Equity Flex I Portfolio Sub-Account and Credit Suisse Trust – International Equity Flex II Portfolio Sub-Account are deleted.

2.	Effective December 11, 2009, the Credit Suisse Trust – International Equity Flex III Portfolio Sub-Account is added as an investment option to your contract.

3.	Effective December 11, 2009, “Appendix A: Sub-Account Information” is amended to include the following:

Credit Suisse Trust – International Equity Flex III Portfolio
This sub-account is only available in policies issued before September 27, 1999
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	The portfolio seeks capital appreciation

4.	Effective December 11, 2009, the table in the “In Summary: Fee Tables” section is amended as follows:

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.40%	0.27%